Schedule of investments
Delaware International Value Equity Fund	August 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 94.52%Δ
Denmark − 2.64%
Novo Nordisk Class B	40,850	$ 7,571,969
		7,571,969
Finland − 0.89%
Kone Class B	55,996	2,550,209
		2,550,209
France − 19.64%
Air Liquide	74,123	13,411,418
Danone	241,980	14,124,508
Kering	9,241	4,952,121
Orange	644,046	7,233,730
Publicis Groupe	60,387	4,718,535
Sodexo	110,840	11,901,150
		56,341,462
Germany − 13.08%
adidas AG	58,057	11,609,996
Fresenius Medical Care AG & Co.	92,116	4,449,921
Knorr-Bremse	92,951	6,359,938
SAP	108,024	15,089,437
		37,509,292
Japan − 9.75%
Asahi Group Holdings	78,400	3,058,513
Kao	229,500	8,894,811
KDDI	126,000	3,745,489
Makita	324,700	8,922,304
Seven & i Holdings	81,200	3,337,965
		27,959,082
Netherlands − 6.06%
Koninklijke Ahold Delhaize	531,079	17,377,044
		17,377,044
Spain − 4.14%
Amadeus IT Group	172,901	11,867,813
		11,867,813
Sweden − 9.33%
Essity Class B	399,412	9,328,186
H & M Hennes & Mauritz Class B	409,262	6,260,511
Securitas Class B	1,371,985	11,185,403
		26,774,100
NQ- 034 [0823] 1023 (3151760)    1

Schedule of investments
Delaware International Value Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Switzerland − 11.57%
Nestle	122,558	$ 14,762,179
Roche Holding	39,351	11,595,704
Swatch Group	24,314	6,845,409
		33,203,292
United Kingdom − 17.42%
Diageo	364,715	14,985,650
Intertek Group	155,140	8,136,398
Smith & Nephew	938,096	12,715,666
Unilever	275,919	14,128,172
		49,965,886
Total Common Stocks (cost $273,276,052)		271,120,149

Preferred Stock – 2.97%Δ
Germany − 2.97%
Henkel AG & Co. 2.71% ω	111,036	8,514,822
Total Preferred Stock (cost $8,991,331)		8,514,822

Short-Term Investments – 1.53%
Money Market Mutual Funds – 1.53%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	1,099,374	1,099,374
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,099,375	1,099,375
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.36%)	1,099,375	1,099,375
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	1,099,374	1,099,374
Total Short-Term Investments (cost $4,397,498)		4,397,498
Total Value of Securities−99.02% (cost $286,664,881)		284,032,469
Receivables and Other Assets Net of Liabilities — 0.98%		2,810,131
Net Assets Applicable to 20,743,384 Shares Outstanding — 100.00%	$286,842,600
Δ	Securities have been classified by country of risk.
ω	Perpetual security with no stated maturity date.
2    NQ- 034 [0823] 1023 (3151760)

(Unaudited)
Summary of abbreviations:
AG – Aktiengesellschaft
NQ- 034 [0823] 1023 (3151760)    3